Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (51,404,000)	$ (6,033,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	394,000	180,000
Stock-based compensation	34,230,000	1,404,000
Change in fair value of warrant liabilities	2,681,000	(71,000)
Warrant expense in connection with Merger	154,000	0
Amortization of debt issuance costs	144,000	84,000
Noncash other	452,000	(16,000)
Unrealized gain on investments (net), dividends and interest, held in Trust Account	2,905,000	(230,000)
Changes in operating assets and liabilities:
Inventory	(980,000)	(2,000,000)
Prepaid expenses and other current assets	(7,147,000)	(471,000)
Other long-term assets	(58,000)	733,000
Accounts payable	5,117,000	674,000
Accrued liabilities	1,114,000	199,000
Deferred revenue	(648,000)	126,000
Deferred rent	3,000	0
Net cash used in operating activities	(15,948,000)	(5,191,000)
Investing activities
Purchases of investments	(172,021,000)	(17,642,000)
Maturities of investments	9,500,000	19,200,000
Proceeds from sales of investments	0	6,400,000
Investment in website development and internal-use software	(740,000)	(452,000)
Purchases of property, equipment, and intangible assets	(63,000)	(273,000)
Net cash (used in)/provided by investing activities	(163,324,000)	7,233,000
Financing activities
Proceeds received from private placement	75,000,000	0
Payments of stock issuance costs	(12,794,000)	(89,000)
Proceeds from issuance of redeemable convertible preferred stock	0	31,600,000
Pre-closing stock repurchase	(22,027,000)	0
Proceeds from issuance of common stock upon Merger	197,686,000	0
Repayment of promissory notes associated with vested and unvested shares	1,193,000	0
Proceeds from exercise of Class A common stock warrants	807,000	0
Proceeds from exercise of vested and unvested stock options, net of repurchases	80,000	(18,000)
Repayments of principal on term loan	0	(1,158,000)
Net cash provided by financing activities	239,945,000	30,335,000
Foreign currency effect on cash and cash equivalents	2,000	(9,000)
Increase in cash, cash equivalents, and restricted cash	60,675,000	32,368,000
Cash, cash equivalents, and restricted cash at beginning of the year	28,350,000	22,797,000		$ 22,797,000
Cash, cash equivalents, and restricted cash at end of the three-month period	89,025,000	55,165,000	$ 22,797,000	28,350,000
Cash, beginning of period	27,344,000
Cash, end of period	88,169,000			27,344,000
Supplemental disclosures of cash flow information
Cash paid for taxes	59,000	69,000
Cash paid for interest	0	8,000
Noncash investing and financing activities:
Recapitalization of redeemable convertible preferred stock from pre-closing stock repurchase	125,000	0
Conversion of redeemable convertible preferred stock to common stock	249,837,000	0
Assumption of Merger warrants liability	51,814,000	0
Exercise of Private Placement Warrants and Public Warrants	20,871,000	0
Reclassification of deferred transaction costs	3,929,000	0
Conversion of Series D preferred stock warrants to Class A common warrants	1,160,000	0
Change in transaction costs payable	511,000	0
Vesting of early exercised stock options	54,000	11,000
Expiration of Class A common stock redemption right	0	4,500,000
Restated [Member]
Cash flows from operating activities:
Net (loss) income			6,049,878	(40,270,931)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			(5,503,291)	37,221,917
Unrealized gain on investments (net), dividends and interest, held in Trust Account			(1,857,342)	(1,742,713)
Warrant offering cost			600,675
Changes in operating assets and liabilities:
Prepaid expenses			(147,500)	97,400
Accounts payable			450,081	(6,645)
Accrued liabilities			18,475	4,171,145
Accrued expenses – related party			54,839	(418,577)
Due to related parties			92,503	171,330
Net cash used in operating activities			(241,682)	(777,074)
Investing activities
Proceeds received from sales; redemptions of marketable securities held in Trust Account				325,000
Principal deposited in Trust Account			(201,250,000)
Net cash (used in)/provided by investing activities			(201,250,000)	325,000
Financing activities
Proceeds received from initial public offering, gross			201,250,000
Proceeds received from private placement			6,025,000
Payments of stock issuance costs			(4,211,257)
Repayments of Related Party Debt			(61,720)
Net cash provided by financing activities			203,002,023
Net change in cash			1,510,341	(452,074)
Cash, beginning of period	$ 1,058,267	$ 1,510,341		1,510,341
Cash, end of period			1,510,341	1,058,267
Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption			181,242,620	$ (40,270,930)
Initial fair value of warrant liability			(15,852,708)
Offering costs included in accrued expenses			28,496
Offering costs paid by related parties			396,720
Deferred underwriting commissions in connection with the initial public offering			7,043,750
Deferred legal fees in connection with the initial public offering			150,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			$ 25,000